UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value
Common Stock (REITs) - 97.3%
Apartments - 14.9%
3,307	AvalonBay Communities, Inc.	$590,035
2,772	Camden Property Trust	253,500
3,244	Education Realty Trust, Inc.	116,557
2,027	Essex Property Trust, Inc.	514,919
38,661	Independence Realty Trust, Inc.	393,182
		1,868,193
Commercial Financing - 1.8%
10,711	Jernigan Capital, Inc.	220,111
Data Centers - 8.3%
5,855	CoreSite Realty Corp.	655,175
7,364	QTS Realty Trust, Inc., Class A	385,579
		1,040,754
Diversified - 3.8%
13,102	Colony NorthStar, Inc., Class A	164,561
4,109	Vornado Realty Trust	315,900
		480,461
Freestanding - 2.8%
7,672	Seritage Growth Properties, Class A	353,449
Health Care - 4.0%
5,563	Sabra Health Care, Inc.	122,052
5,461	Welltower, Inc.	383,799
		505,851
Industrial - 9.6%
10,291	First Industrial Realty Trust, Inc.	309,656
20,028	Rexford Industrial Realty, Inc.	573,202
11,617	STAG Industrial, Inc.	319,119
		1,201,977
Infrastructure - 2.4%
8,534	CorEnergy Infrastructure Trust, Inc.	301,677
Lodging/Resorts - 5.1%
7,664	Chatham Lodging Trust	163,396
13,070	Pebblebrook Hotel Trust	472,350
		635,746
Manufactured Homes - 2.5%
3,590	Sun Communities, Inc.	307,591
Office - 19.6%
4,803	Alexandria Real Estate Equities, Inc.	571,413
2,824	Boston Properties, Inc.	347,013
7,273	Corporate Office Properties Trust	238,772
11,954	Hudson Pacific Properties, Inc.	400,818
4,356	Kilroy Realty Corp.	309,799
10,000	NorthStar Realty Europe Corp.	128,100
4,470	SL Green Realty Corp.	452,900
		2,448,815
Shares	Security Description	Value
Regional Malls - 8.8%
10,641	GGP, Inc.	$221,014
5,448	Simon Property Group, Inc.	877,182
		1,098,196

Self Storage - 7.6%
3,161	Extra Space Storage, Inc.	252,627
28,708	National Storage Affiliates Trust	695,882
		948,509
Shopping Centers - 5.0%
13,574	Acadia Realty Trust	388,488
3,749	Regency Centers Corp.	232,588
		621,076
Single Family Homes - 1.1%
5,780	Invitation Homes, Inc.	130,917
Total Common Stock (REITs) (Cost $8,943,969)		12,163,323
Total Investments - 97.3% (Cost $8,943,969)		$12,163,323
Other Assets & Liabilities, Net – 2.7%		336,311
Net Assets – 100.0%		$12,499,634

REIT	Real Estate Investment Trust

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,163,323
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$12,163,323

The Level 1 value displayed in this table is Common Stock (REITs). Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 25, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 25, 2017